CONSOLIDATED STATEMENT OF CHANGES IN EQUITY - GBP (£) £ in Thousands	Total	Share capital	Share premium	Merger relief reserve	Investment in own shares	Retained earnings	Capital redemption reserve	Other reserves	Foreign exchange translation reserve
Beginning balance at Jun. 30, 2020	£ 232,098	£ 1,099	£ 221	£ 25,527	£ (1,341)	£ 210,409	£ 161	£ 0	£ (3,978)
Entity Information [Line Items]
Equity-settled share-based payment transactions - net of tax	25,977					25,977
Issuance of shares related to acquisitions	4,477	1		4,476
Exercise of options	40	14	26		1,186	(1,186)
Hyperinflation adjustment	189					189
Transaction with owners	30,683	15	26	4,476	1,186	24,980
Profit for the year	43,450					43,450
Other comprehensive expense	(9,782)								(9,782)
Total comprehensive income for the year attributable to the equity holders of the Company	33,668					43,450			(9,782)
Ending balance at Jun. 30, 2021	296,449	1,114	247	30,003	(155)	278,839	161	0	(13,760)
Entity Information [Line Items]
Equity-settled share-based payment transactions - net of tax	35,737					35,737
Issuance of shares related to acquisitions	1,505							1,505
Exercise of options	8,926	21	8,905
Hyperinflation adjustment	433					433
Transaction with owners	46,601	21	8,905			36,170		1,505
Profit for the year	83,093					83,093
Other comprehensive expense	6,580								6,580
Total comprehensive income for the year attributable to the equity holders of the Company	89,673					83,093			6,580
Ending balance at Jun. 30, 2022	432,723	1,135	9,152	30,003	(155)	398,102	161	1,505	(7,180)
Entity Information [Line Items]
Equity-settled share-based payment transactions - net of tax	29,418					29,418
Issuance of shares related to acquisitions	18,143	4		12,802				5,337
Exercise of options	5,578	16	5,473		128	(39)
Hyperinflation adjustment	1,282					1,282
Transaction with owners	54,421	20	5,473	12,802	128	30,661		5,337
Profit for the year	94,163					94,163
Other comprehensive expense	(9,999)								(9,999)
Total comprehensive income for the year attributable to the equity holders of the Company	84,164					94,163			(9,999)
Ending balance at Jun. 30, 2023	£ 571,308	£ 1,155	£ 14,625	£ 42,805	£ (27)	£ 522,926	£ 161	£ 6,842	£ (17,179)